Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Leases [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rates	The following table summarizes the weighted-average remaining lease term and discount rates for the Company’s operating leases:
	March 31, 2024	June 30, 2023
Lease term (years)	1.26	1.79
Discount rate	9.18%	9.18%
The following table summarizes the weighted-average remaining lease term and discount rates for the Company’s operating leases:
	June 30, 2023	June 30, 2022
Lease term (years)	1.79	-
		-
Discount rate	9.18%	-

Schedule of Lease Costs	The following table summarizes the lease costs pertaining to the Company’s operating leases
	March 31, 2024 $	June 30, 2023 $
	(in thousands)
Operating lease cost	119	66
The following table summarizes the lease costs pertaining to the Company’s operating leases:
	June 30, 2023 $	June 30, 2022 $
	(in thousands)
Operating lease cost	66	-

Schedule of Future Minimum Lease Payments	The following table summarizes the future minimum lease payments due under operating leases as of March 31, 2024, (in thousands):
Operating leases	Amount $ (in thousands)
June 30, 2024	50
June 30, 2025	205
June 30, 2026	199
June 30, 2027	48
June 30, 2028	32

Total minimum lease payments	534

Less amount representing interest	125

Total operating lease liabilities	409
The following table summarizes the future minimum lease payments due under operating leases as of June 30, 2023, (in thousands):
Operating leases	Amount $ (in thousands)
June 30, 2024	158
June 30, 2025	189
June 30, 2026	183
June 30, 2027	47
June 30, 2028	32
Total minimum lease payments	609

Less amount representing interest	(87)

Total operating lease liabilities	522